Income tax - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total tax expense	$ 1,914	$ 1,751	$ 5,265	$ 1,805
Effective tax rate	3.50%	6.10%	8.30%	2.40%